Consolidated Statement of Changes in Equity - USD ($) $ in Millions		Total	Total	Common Shares	Common Stock and Capital Surplus	Retained Earnings	Accumulated Other Comprehensive Inc. (Loss)		Noncontrolling Interests
Beginning Balance, shares at Dec. 31, 2016				201,000
Beginning Balance at Dec. 31, 2016		$ 2,567	$ 2,509		$ 941	$ 1,302	$ 266		$ 58
Increase (Decrease) in Stockholder's Equity [Roll Forward]
Net earnings		276	270			270			6
Other comprehensive income (loss)		192	192				192		0
Impact of the U.S. corporate tax rate change on AOCI		0	0			(99)	99	[1]	0
Capital contributions from parent		14	14		14
Dividends		(225)	(225)			(225)
Other		(16)	1		1	0	0		(17)
Ending Balance, shares at Dec. 31, 2017				201,000
Ending Balance at Dec. 31, 2017		2,808	2,761		956	1,248	557		47
Increase (Decrease) in Stockholder's Equity [Roll Forward]
Cumulative effect of accounting change		3	3			93	(90)
Net earnings		209	207			207			2
Other comprehensive income (loss)		(436)	(436)				(436)		0
Impact of the U.S. corporate tax rate change on AOCI	[1]						(90)
Capital contributions from parent		17	17		17
Dividends		(60)	(60)			(60)
Other		$ (2)							(2)
Ending Balance, shares at Dec. 31, 2018		201,000		201,000
Ending Balance at Dec. 31, 2018		$ 2,539	2,492		973	1,488	31		47
Increase (Decrease) in Stockholder's Equity [Roll Forward]
Net earnings		395	393			393			2
Other comprehensive income (loss)		669	669				669		0
Capital contributions from parent		19	19		19
Dividends		(140)	(140)			(140)
Other		$ (1)							(1)
Ending Balance, shares at Dec. 31, 2019		201,000		201,000
Ending Balance at Dec. 31, 2019		$ 3,481	$ 3,433		$ 992	$ 1,741	$ 700		$ 48

[1]	On January 1, 2018, GALIC adopted new guidance that requires all equity securities other than those accounted for under the equity method to be reported at fair value with holding gains and losses recognized in net earnings. At the date of adoption, the $90 million net unrealized gain on equity securities classified as available for sale (with unrealized holding gains and losses reported in AOCI) under the prior guidance was reclassified from AOCI to retained earnings as the cumulative effect of an accounting change. Other also includes the December 2017 reclassification of $99 million stranded in AOCI from accounting for the Tax Cuts and Jobs Act of 2017 to retained earnings (see Note A — “Accounting Policies — Income Taxes”).